Financial Instruments and Fair Value Measurements - Summary of Assets and Liabilities Measured At Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Assets:
Equity securities	$ 214	$ 235
Fair Value, Measurements, Recurring
Assets:
Equity securities	214	235
Total assets	242	270
Fair Value, Measurements, Recurring | Interest Rate Contract | Cash Flow Hedging
Assets:
Derivative assets	28	35
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities	53	105
Total assets	53	105
Fair Value, Measurements, Recurring | Level 1 | Interest Rate Contract | Cash Flow Hedging
Assets:
Derivative assets	0	0
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities	39	0
Total assets	67	35
Fair Value, Measurements, Recurring | Level 2 | Interest Rate Contract | Cash Flow Hedging
Assets:
Derivative assets	28	35
Fair Value, Measurements, Recurring | Level 3
Assets:
Equity securities	122	130
Total assets	122	130
Fair Value, Measurements, Recurring | Level 3 | Interest Rate Contract | Cash Flow Hedging
Assets:
Derivative assets	$ 0	$ 0